Segment Information (Broker details) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Economic Dependence [Line Items]
Cedant Percentage Of Gross Written Premium	5.00%	5.00%	5.00%
Gross Premiums Written | Customer Concentration Risk | Marsh & McLennan Companies, Inc
Economic Dependence [Line Items]
Concentration Risk, Percentage	30.00%	28.00%	30.00%
Gross Premiums Written | Customer Concentration Risk | Aon PLC
Economic Dependence [Line Items]
Concentration Risk, Percentage	26.00%	24.00%	21.00%
Gross Premiums Written | Customer Concentration Risk | Non Life | P&C | Two Significant Brokers
Economic Dependence [Line Items]
Concentration Risk, Percentage	67.00%	63.00%	64.00%
Gross Premiums Written | Customer Concentration Risk | Non Life | Specialty | Two Significant Brokers
Economic Dependence [Line Items]
Concentration Risk, Percentage	70.00%	66.00%	64.00%
Gross Premiums Written | Customer Concentration Risk | Life and Health | Two Significant Brokers
Economic Dependence [Line Items]
Concentration Risk, Percentage	6.00%	6.00%	6.00%